As filed with the Securities and Exchange Commission on December 4, 2001

                                                     Registration Nos. 333-67308
                                                                        811-4323

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

          [ ] Pre-Effective Amendment No.  ____

          [X] Post-Effective Amendment No.   1
                                           ----
          (Check appropriate Box or Boxes)


                             CDC NVEST FUNDS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2801
                        (Area Code and Telephone Number)

                399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
          (Address of Principal Executive Offices, including Zip Code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                 (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Shares of beneficial interest of CDC Nvest
                                      Large Cap Growth Fund and CDC Nvest Star
                                      Growth Fund, each a series of the
                                      Registrant.

         The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on Section 24(f).

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         This Post-Effective Amendment No. 1 (the "Amendment") to this
         Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on September 25, 2001 (Accession No. 0000949377-01-500361).

                                                     Registration Nos. 333-67308
                                                                        811-4323

                             CDC NVEST FUNDS TRUST I
                                     PART C
                                OTHER INFORMATION


ITEM 15.  INDEMNIFICATION.

         Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in post-effective amendment no. 32 to the registration statement on Form N-1A filed on July 30, 1996 as exhibit 2(a) and incorporated herein by reference.

         The Distribution Agreements, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments to the registration statement on Form N-1A and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in the registration statement on Form N-1A and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


ITEM 16.  EXHIBITS.


(1)              Charter.

         (a) The Registrant's Amended and Restated Agreement and Declaration of Trust dated January 24, 1992 (the "Agreement and Declaration") is incorporated by reference to exhibit 1(a) to Post-Effective Amendment ("PEA") No. 31 to the initial registration statement on Form N-1A ("Registration Statement") filed on April 12, 1996.

         (b) Amendment No. 1 dated July 24, 1992 to the Agreement and Declaration is incorporated by reference to exhibit a(2) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (c) Amendment No. 2 dated May 1, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(3) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (d) Amendment No. 3 dated September 10, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(4) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (e) Amendment No. 4 dated September 23, 1993 to the Agreement and Declaration is incorporated by reference to exhibit a(5) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (f) Amendment No. 5 dated April 11, 1994 to the Agreement and Declaration is incorporated by reference to exhibit 1(b) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (g) Amendment No. 6 dated May 19, 1994 to the Agreement and Declaration is incorporated by reference to exhibit a(7) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (h) Amendment No. 7 dated May 2, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(8) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (i) Amendment No. 8 dated November 3, 1995 to the Agreement and Declaration is incorporated by reference to exhibit a(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (j) Amendment No. 9 dated January 2, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(c) to PEA No. 31 to the Registration Statement filed on April 12, 1996.

         (k) Amendment No. 10 dated October 31, 1996 to the Agreement and Declaration is incorporated by reference to exhibit 1(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (l) Amendment No. 11 dated February 1, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(12) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (m) Amendment No. 12 dated February 25, 2000 to the Agreement and Declaration is incorporated by reference to exhibit a(13) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (n) Amendment No. 13 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (o) Amendment No. 14 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(15) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (p) Amendment No. 15 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(2)              By-Laws.

         (a)     The Registrant's By-laws are incorporated by reference to
                 exhibit 2(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (b)     Amendment to the By-laws is incorporated by reference to
                 exhibit 2(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

(3)              Voting Trust Agreements.

                 Not applicable.

(4)              Agreement and Plan of Reorganizations.

         (a) The Agreement and Plan of Reorganization dated November 9, 2001 among CDC Kobrick Investment Trust on behalf of Kobrick Growth Fund, CDC Nvest Funds Trust I on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Asset Management North America, L.P. is filed herewith.

         (b) The Agreement and Plan of Reorganization dated November 9, 2001 among CDC Kobrick Investment Trust on behalf of Kobrick Capital Fund, CDC Nvest Funds Trust I on behalf of CDC Nvest Star Growth Fund and CDC IXIS Asset Management North America, L.P. is filed herewith.

         (c) The Agreement and Plan of Reorganization dated November 9, 2001 among CDC Kobrick Investment Trust on behalf of Kobrick Emerging Growth Fund, CDC Nvest Funds Trust I on behalf of CDC Nvest Star Growth Fund and CDC IXIS Asset Management North America, L.P. is filed herewith.

(5)              Instruments Defining Rights of Security Holders.

                 Rights of shareholders are described in Article III, Section 6, of the Registrant's Agreement and Declaration incorporated by reference to exhibit 1(a) to PEA No. 31 to the Registration Statement filed on April 12, 1996 and exhibit a(15) and a(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

(6)              Investment Advisory Contracts.

         (a) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund), and Capital Growth Management Limited Partnership ("CGM") is incorporated by reference to exhibit (d)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (b)     (i)        Advisory Agreement dated October 30, 2000 between
                            Registrant on behalf of CDC Nvest Capital Growth
                            Fund and CDC IXIS Asset Management Advisers, L.P.
                            ("CDC IXIS Advisers") is incorporated by reference to exhibit (d)(2)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest International

                            Equity Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (iv) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Agreement Addendum dated June 1, 2001 to Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(v) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (viii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vix) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(ix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xi) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(x) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xii) Advisory Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiii) Advisory Agreement dated November 19, 2001 between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xiii) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

                 (xiv) Advisory Agreement dated December 3, 2001 between Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xiv) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

                 (xv) Advisory Agreement dated November 19, 2001 between Registrant on behalf of CDC Nvest Star Growth Fund and CDC IXIS Advisers is incorporated by reference to exhibit (d)(2)(xv) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

         (c)     (i)        Sub-advisory Agreement dated October 30, 2000 among
                            Registrant on behalf of CDC Nvest Capital Growth
                            Fund, CDC IXIS Advisers and Westpeak Global
                            Advisors, L.P. ("Westpeak") is incorporated by reference to exhibit (d)(3)(i) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (ii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Loomis, Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(3)(ii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (iii) Sub-advisory Agreement dated April 20, 2001 among Registrant on behalf of CDC Nvest Balanced Fund, CDC IXIS Advisers and Jurika & Voyles, L.P. ("Jurika & Voyles") is incorporated by reference to exhibit
                            (d)(3)(iii) to PEA No. 45 filed on August 1, 2001.

                 (iv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest International Equity Fund, CDC IXIS Advisers and Loomis Sayles incorporated by reference to exhibit (d)(3)(iii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (v) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(iv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (vi) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vi) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vii) Sub-advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (viii) Amendment No. 1 dated June 1, 2001 to Sub-Advisory Agreement dated May 18, 2001 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Adviser and Loomis Sayles is incorporated by reference to exhibit (d)(3)(viii) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

                 (vix) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit (d)(3)(vii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (x) Amendment No. 1 dated June 1, 2001 to Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(x) to PEA No. 45 to the

                            Registration Statement filed on August 1, 2001.

                 (xi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Advisers Fund, CDC IXIS Advisers and Fund Asset Management (doing business as Mercury Advisors) is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (xii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Vaughan Nelson Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit (d)(3)(xv) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Value Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xvii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xx) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xviii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Worldwide Fund, CDC IXIS Advisers and Montgomery Asset Management LLC ("Montgomery") is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xix) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Government Securities Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xx) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Strategic Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxiii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxi) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Bond Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxi) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxii) Sub-advisory Agreement dated October 1, 2001 among Registrant on behalf of CDC Nvest Municipal Income Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxii) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxiii) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Loomis Sayles is incorporated by reference to exhibit (d)(3)(xxvi) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxiv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Harris Associates is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxv) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and Montgomery is incorporated by reference to exhibit (d)(3)(xxviii) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvi) Sub-advisory Agreement dated October 30, 2000 among Registrant on behalf of CDC Nvest Star Small Cap Fund, CDC IXIS Advisers and RS Investment Management, L.P. ("RS Investments") is incorporated by reference to exhibit (d)(3)(xxix) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

                 (xxvii) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Large Cap Growth Fund, CDC IXIS Advisers and Vaughan Nelson is incorporated by reference to exhibit (d)(3)(xxvii) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

                 (xxviii) Sub-advisory Agreement dated December 3, 2001 among Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund, CDC IXIS Advisers and Jurika & Voyles is incorporated by reference to exhibit
                            (d)(3)(xxviii) to PEA No. 48 to the Registration Statement filed on November 19, 2001.

                 (xxix) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Westpeak is incorporated by reference to exhibit (d)(3)(xxix) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxx) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Vaughan Nelson, is incorporated by reference to exhibit (d)(3)(xxx) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

                 (xxxi) Form of Sub-advisory Agreement among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and RS Investments is incorporated by reference to exhibit (d)(3)(xxxi) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

                 (xxxii) Sub-advisory Agreement dated November 19, 2001 among Registrant on behalf of CDC Nvest Star Growth Fund, CDC IXIS Advisers and Morgan Stanley Investments, L.P. is incorporated by reference to exhibit
                            (d)(3)(xxxii) to PEA No. 49 to the Registration Statement filed on December 3, 2001

(7)                         Distribution Agreements and Dealer Agreement.

         (a) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth Fund) and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (b) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Capital Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(2) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (c) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Balanced Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(3) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (d) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest International Equity Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(4) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (e) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Advisers Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(5) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (f) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(6) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (g) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Worldwide Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(7) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (h) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Government Securities Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(8) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (i) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Strategic Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(9) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (j) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Bond Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(10) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (k) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Municipal Income Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(11) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (l) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(12) to PEA No. 43 to the Registration Statement filed on February 27, 2001.

         (m) Distribution Agreement dated November 19, 2001 between Registrant on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit
                 (e)(13) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

         (n) Distribution Agreement dated December 3, 2001 between Registrant on behalf of CDC Nvest Jurika & Voyles Relative Value Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(14) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

         (o) Distribution Agreement dated November 19, 2001 between Registrant on behalf of CDC Nvest Star Growth Fund and CDC IXIS Distributors is incorporated by reference to exhibit (e)(15) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

         (p) Form of Dealer Agreement of CDC IXIS Distributors is incorporated by reference to exhibit (e)(16) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

(8)              Bonus, Profit Sharing, Pension or Other Similar Contracts.

                 None.

(9)              Custodian Agreements.

         (a) Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company ("State Street Bank"), including form of subcustodian agreement, is incorporated by reference to exhibit 8(a) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank is incorporated by reference to exhibit 8(b) to PEA No. 32 to the Registration Statement filed on July 30, 1996.

         (c) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest International Equity Fund is incorporated by reference to exhibit 8(c) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (d) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Capital Growth Fund is incorporated by reference to exhibit 8(d) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (e) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Advisers Fund is incorporated by reference to exhibit 8(e) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (f) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Strategic Income Fund is incorporated by reference to exhibit 8(f) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (g) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit 8(g) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (h) Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit 8(h) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (i) Amendment dated February 28, 2000 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit
                 (g)(9) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (j) Amendment dated June 15, 2001 to the Custodian Contract dated April 12, 1988 is incorporated by reference to exhibit (g)(10) to PEA No. 45 to the Registration Statement filed on August 1, 2001.

         (k) Form of Letter Agreement between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Star Growth Fund is incorporated by reference to exhibit (g)(11) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

         (l) Form of Letter Agreement dated between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (g)(12) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

         (m) Form of Letter Agreement dated between the Registrant and State Street Bank relating to the applicability of the Custodian Contract to CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (g)(13) to PEA No. 49 to the Registration Statement filed on December 3, 2001.

(10)             Rule 12b-1 Plans and Rule 18f-3 Plan.

         (a)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Targeted Equity Fund (formerly CDC Nvest Growth
                            Fund) is incorporated by reference to exhibit m(1)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (b)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Capital Growth Fund is incorporated by reference to exhibit m(2)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Capital Growth Fund is incorporated by reference to exhibit m(2)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (c)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Balanced Fund is incorporated by reference to exhibit m(3)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Balanced Fund is incorporated by reference to exhibit m(3)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (d)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            International Equity Fund is incorporated by reference to exhibit m(4)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest International Equity Fund is incorporated by reference to exhibit m(4)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest International Equity Fund incorporated by reference to exhibit m(4)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (e)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Advisers Fund is incorporated by reference to exhibit m(5)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Advisers Fund is incorporated by reference to exhibit m(5)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (f)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Value Fund is incorporated by reference to exhibit m(6)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Value Fund is incorporated by reference to exhibit m(6)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (g)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Worldwide Fund is incorporated by reference to exhibit m(7)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Worldwide Fund is incorporated by reference to exhibit m(7)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (h)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Government Securities Fund is incorporated by reference to exhibit m(8)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Government Securities Fund is incorporated by reference to exhibit m(8)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (i)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Strategic Income Fund is incorporated by reference to exhibit m(9)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Strategic Income Fund is incorporated by reference to exhibit m(9)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (j)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Bond
                            Income Fund is incorporated by reference to exhibit m(10)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Bond Income Fund is incorporated by reference to exhibit m(10)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (k)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Municipal Income Fund is incorporated by reference to exhibit m(11)(a) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Municipal Income Fund is incorporated by reference to exhibit m(11)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (l)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Small Cap Fund is incorporated by reference to exhibit m(12)(a) to PEA No. 44 to the Registration
                            Statement filed on April 30, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(b) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Small Cap Fund is incorporated by reference to exhibit m(12)(c) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (m)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Large Cap Growth Fund is incorporated by reference to exhibit (13)(a) to PEA No. 46 to the Registration
                            Statement filed on October 12, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (13)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Growth Fund is incorporated by reference to exhibit (13)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (n)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest
                            Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(a) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Relative Value Fund is incorporated by reference to exhibit (14)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (o)     (i)        Rule 12b-1 Plan for class A shares of CDC Nvest Star
                            Growth Fund is incorporated by reference to exhibit
                            (15)(a) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (15)(b) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

                 (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Star Growth Fund is incorporated by reference to exhibit
                            (15)(c) to PEA No. 46 to the Registration Statement filed on October 12, 2001.

         (p) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, dated December 1, 2000 is incorporated by reference to exhibit (n) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

(11)             Opinion and Consent of Counsel.

                 Opinion and Consent of Ropes & Gray as to the legality of the securities being registered is incorporated by reference to exhibit (16) to the initial registration statement on Form N-14 filed on August 10, 2001.

(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders

         (a) Opinion and Consent of Ropes & Gray for the Kobrick Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus is filed herewith.

         (b) Opinion and Consent of Ropes & Gray for the Kobrick Capital Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus is filed herewith.

         (c) Opinion and Consent of Ropes & Gray for the Kobrick Emerging Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus is filed herewith.

(13)             Other Material Contacts.

         (1) Transfer Agency and Services Agreement dated November 1, 1999 between the Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit h(1) to PEA No. 42 to the Registration Statement filed on April 27, 2000.

         (2) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Services Agreement dated November 1, 1999 is incorporated by reference to exhibit h(2) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (3) Organizational Expense Reimbursement Agreement between the Registrant on behalf of its CDC Nvest Star Small Cap Fund and CDC IXIS Distributors is incorporated by reference to exhibit 9(n) to PEA No. 34 to the Registration Statement filed on February 14, 1997.

         (4) Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series enumerated on schedule
                 C thereto is incorporated by reference to PEA No. 39 to the Registration Statement filed on February 16, 1999.

         (5) First amendment dated February 1, 2000 to Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series is incorporated by reference to exhibit (h)(5) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (6) Second amendment dated September 30, 2001 to Securities Lending Authorization Agreement between State Street Bank and the Registrant and its Series is incorporated by reference to exhibit (h)(6) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (7) CDC IXIS Advisers fee waiver/Reimbursement Undertakings dated September 1, 2001 between the Registrant on behalf of its named series and CDC IXIS Advisers is incorporated by reference to exhibit (h)(7) to PEA No. 47 to the Registration Statement filed on November 14, 2001.

         (8) Administrative Services Agreement dated October 30, 2000 between Registrant on behalf of CDC Nvest Growth Fund, CDC Nvest Capital Growth Fund, CDC Nvest Balanced Fund, CDC Nvest International Equity Fund, CDC Nvest Star Advisers Fund, CDC Nvest Star Value Fund, CDC Nvest Star Worldwide Fund, CDC Nvest Government Securities Fund, CDC Nvest Strategic Income Fund, CDC Nvest Bond Income Fund, CDC Nvest Municipal Income Fund and CDC Nvest Star Small Cap Fund and CIS is incorporated by reference to exhibit

                 h(12) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (9) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(13) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (10) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(14) to PEA No. 44 to the Registration Statement filed on April 30, 2001.

         (11) Securities Lending Arrangement dated April 1, 2001 between Credit Suisse First Boston Corporation and the Registrant, on behalf of its named series is incorporated by reference to exhibit (h)(16) to PEA No. 46 to the Registration Statement filed on October 12, 2001

(14)             Other Opinions, Appraisals or Rulings.

                 Consent of PricewaterhouseCoopers LLP is incorporated by reference to exhibit (14) to the initial registration statement on Form N-14 filed on August 10, 2001.

(15)             Omitted Financial Statements

                 Not applicable.

(16)             Powers of Attorney.

                 Powers of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Pendleton P. White granted to John M. Loder, John E. Pelletier and Thomas P. Cunningham are incorporated by reference to exhibit (16) to the initial registration statement on Form N-14 filed on August 10, 2001.

(17)             Additional Exhibits.

                 Form of Proxy card is incorporated by reference to exhibit (17) to the initial registration statement on Form N-14 filed on August 10, 2001.

(99)     (a)     Prospectus dated February 1, 2001 for Class A, B and C shares of CDC Kobrick Investment Trust.  /1/

         (b) Prospectus dated February 1, 2001 for Class A and Y shares of CDC Kobrick Investment Trust. /1/

         (c) Statement of Additional Information dated February 1, 2001 of CDC Kobrick Investment Trust. /1/

         (d) Semi-Annual Report of CDC Kobrick Investment Trust for the period ending March 31, 2001. /2/

         (e) Annual Report of CDC Kobrick Investment Trust for the period ending September 30, 2000. /3/

/1/ Incorporated by Reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of CDC Kobrick Investment Trust, filed on January 30, 2001 (File No: 333-37727; Accession No.:0001127563-01-000006).

/2/ Incorporated by Reference from the Semi-Annual Report on Form N-30D of CDC Kobrick Investment Trust, filed on June 12, 2001 (File No: 811-08435; Accession
No.: 0001127563-01-500057).

/3/ Incorporated by Reference from the Annual Report on Form N-30D of CDC Kobrick Investment Trust, filed on November 11, 2000 (File No; 811-08435; Accession No.: 0001127563-00-000008).

ITEM 17.  UNDERTAKINGS.

         (1) Registrant hereby agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                             CDC NVEST FUNDS TRUST I
                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 4th day of December, 2001.
                                                       CDC Nvest Funds Trust I

                                                       BY: PETER S. VOSS*
                                                       Peter S. Voss
                                                       Chief Executive Officer

                                                      *BY: /S/ JOHN E. PELLETIER
                                                       John E. Pelletier
                                                       Attorney-In-Fact**

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:
SIGNATURE                       TITLE                          DATE

PETER S. VOSS*
Peter S. Voss                   Chairman of the Board;          December 4, 2001
                                Chief Executive Officer;
                                Trustee

/s/ Thomas P. Cunningham
Thomas P. Cunningham            Treasurer                       December 4, 2001

GRAHAM T. ALLISON, JR.*
Graham T. Allison, Jr.          Trustee                         December 4, 2001

DANIEL M. CAIN*
Daniel M. Cain                  Trustee                         December 4, 2001

KENNETH J. COWAN*
Kenneth J. Cowan                Trustee                         December 4, 2001

RICHARD DARMAN*
Richard Darman                  Trustee                         December 4, 2001

JOHN T. HAILER*
John T. Hailer                  President; Trustee              December 4, 2001

SANDRA O. MOOSE*
Sandra O. Moose                 Trustee                         December 4, 2001

JOHN A. SHANE*
John A. Shane                   Trustee                         December 4, 2001

PENDLETON P. WHITE*
Pendleton P. White              Trustee                         December 4, 2001

                                                    *By:   /S/ JOHN E. PELLETIER
                                                           John E. Pelletier
                                                           Attorney-In-Fact**
                                                           December 4, 2001

   ** Powers of Attorney is incorporated by reference to exhibit 16 to the initial registration statement on Form N-14 filed on August 10, 2001.

                                                     Registration Nos. 333-67308
                                                                        811-4323

                             CDC NVEST FUNDS TRUST I

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 16 OF FORM N-14

    EXHIBIT      DESCRIPTION

     4(a) The Agreement and Plan of Reorganization dated November 9, 2001 among CDC Kobrick Investment Trust on behalf of Kobrick Growth Fund, CDC Nvest Funds Trust I on behalf of CDC Nvest Large Cap Growth Fund and CDC IXIS Asset Management North America, L.P.

     4(b) The Agreement and Plan of Reorganization dated November 9, 2001 among CDC Kobrick Investment Trust on behalf of Kobrick Capital Fund, CDC Nvest Funds Trust I on behalf of CDC Nvest Star Growth Fund and CDC IXIS Asset Management North America, L.P.

     4(c) The Agreement and Plan of Reorganization dated November 9, 2001 among CDC Kobrick Investment Trust on behalf of Kobrick Emerging Growth Fund, CDC Nvest Funds Trust I on behalf of CDC Nvest Star Growth Fund and CDC IXIS Asset Management North America, L.P.

     12(a) Opinion and Consent of Ropes & Gray dated November 16, 2001 for Kobrick Growth Fund and CDC Nvest Large Cap Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus

     12(b) Opinion and Consent of Ropes & Gray dated November 16, 2001 for Kobrick Capital Fund and CDC Nvest Star Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus

     12(c) Opinion and Consent of Ropes & Gray dated November 16, 2001 for Kobrick Emerging Growth Fund and CDC Nvest Star Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus